Investment properties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investment properties

15.  Investment properties

	31 December	31 December
	2021	2020
Cost
Opening balance	37,079	46,283
Addition	—	—
Disposal	—	(15,985)
Transfer to property, plant and equipment	14,021	6,781
Closing balance	51,100	37,079
Accumulated depreciation
Opening balance	(23,404)	(30,000)
Transfer to property, plant and equipment	(9,999)	(5,528)
Depreciation and impairment charges during the year	(1,109)	(697)
Disposal	—	12,821
Closing balance	(34,512)	(23,404)

Net book amount	16,588	13,675

Determination of the fair values of the Group’s investment properties

The Group engages qualified external experts, authorized by the Capital Markets Board of Turkey, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: income capitalization approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2021 is TL 6,872 (31 December 2020: TL 5,855 and 31 December 2019: TL 4,078). There is no direct operating expense for investment properties during the year ended 31 December 2021 (31 December 2020: TL 294 and 31 December 2019: 522).

15. Investment properties (continued)

Determination of the fair values of the Group’s investment properties

The Group’s investment properties and their fair values at 31 December 2021 and 2020 are as follows:

31 December 2021	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	52,725	Income capitalization approach
Investment properties in Ankara	—	32,315	—	Market approach
Investment properties in Istanbul	—	6,705	—	Market approach
Investment properties in Adana	—	3,765	—	Market approach
Investment properties in Aydin	—	3,600	—	Market approach
	—	46,385	52,725

31 December 2020	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	22,340	Income capitalization approach
Investment properties in Ankara	—	15,160	—	Market approach
Investment properties in Aydin	—	2,515	—	Market approach
	—	17,675	22,340

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.